Data Compare (Non-Ignored)
Run Date - XX/XX/XXXX 12:29:13 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value
XXXX	XXXX	XXXX	90569216		Contract Sales Price	$XXX	$XXX